Revenue from services provided to customers - Schedule of Disaggregation of Asset Management Fees and Custody Fee (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation Of Asset Management Fees And Custody Fee [Abstract]
Asset management fees	¥ 311,710	¥ 235,893	¥ 193,468
Administration fees	120,570	109,092	88,201
Custodial fees	36,320	33,211	28,485
Total	¥ 468,600	¥ 378,196	¥ 310,154